UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Sustainable Leaders ETF
PLDR | NYSE Arca, Inc.	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Sustainable Leaders ETF for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Putnam Sustainable Leaders ETF	$30	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$7,195,156
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Leaders ETF	PAGE 1	39435-STSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Sustainable Leaders ETF
Financial Statements and Other Important Information
Semi-Annual  | February 28, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
February 28, 2026
 Putnam Sustainable Leaders ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.7%
Communication Services — 11.8%
Entertainment — 2.7%
Liberty Media Corp.-Liberty Formula One, Class C Shares	559	$51,199 *
Netflix Inc.	944	90,851 *
Walt Disney Co.	530	56,201
Total Entertainment		198,251
Interactive Media & Services — 9.1%
Alphabet Inc., Class A Shares	1,429	445,505
Meta Platforms Inc., Class A Shares	319	206,769
Total Interactive Media & Services		652,274

Total Communication Services		850,525
Consumer Discretionary — 11.9%
Automobiles — 1.8%
Tesla Inc.	315	126,791 *
Broadline Retail — 4.8%
Amazon.com Inc.	1,661	348,810 *
Hotels, Restaurants & Leisure — 1.5%
Hilton Worldwide Holdings Inc.	337	105,070
Household Durables — 1.2%
DR Horton Inc.	542	86,931
Specialty Retail — 1.7%
Home Depot Inc.	331	126,018
Textiles, Apparel & Luxury Goods — 0.9%
On Holding AG, Class A Shares	1,392	64,700 *

Total Consumer Discretionary		858,320
Consumer Staples — 5.5%
Beverages — 1.2%
Keurig Dr Pepper Inc.	2,863	86,692
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	100	101,079
Walmart Inc.	749	95,835
Total Consumer Staples Distribution & Retail		196,914
Personal Care Products — 1.6%
Unilever PLC, ADR	1,548	114,196

Total Consumer Staples		397,802
Energy — 0.9%
Energy Equipment & Services — 0.9%
Baker Hughes Co.	1,039	67,805
See Notes to Financial Statements.
Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Putnam Sustainable Leaders ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 11.2%
Banks — 3.9%
Bank of America Corp.	2,544	$126,767
JPMorgan Chase & Co.	506	151,952
Total Banks		278,719
Capital Markets — 2.0%
KKR & Co. Inc.	865	75,843
TPG Inc.	1,559	67,692
Total Capital Markets		143,535
Consumer Finance — 1.4%
Capital One Financial Corp.	513	100,363
Financial Services — 3.2%
Mastercard Inc., Class A Shares	248	128,268
Visa Inc., Class A Shares	328	105,006
Total Financial Services		233,274
Insurance — 0.7%
Aon PLC, Class A Shares	159	53,340

Total Financials		809,231
Health Care — 10.0%
Biotechnology — 1.8%
AbbVie Inc.	550	127,644
Health Care Equipment & Supplies — 1.8%
Becton Dickinson & Co.	336	59,297
Boston Scientific Corp.	897	68,935 *
Total Health Care Equipment & Supplies		128,232
Life Sciences Tools & Services — 2.5%
Mettler-Toledo International Inc.	55	75,168 *
Thermo Fisher Scientific Inc.	176	91,715
Waters Corp.	46	14,692 *
Total Life Sciences Tools & Services		181,575
Pharmaceuticals — 3.9%
AstraZeneca PLC	468	97,555
Eli Lilly & Co.	173	181,994
Total Pharmaceuticals		279,549

Total Health Care		717,000
Industrials — 9.0%
Building Products — 1.8%
Allegion PLC	372	59,948
Trane Technologies PLC	153	70,735
Total Building Products		130,683
See Notes to Financial Statements.

Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

 Putnam Sustainable Leaders ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — 1.1%
Republic Services Inc.	356	$81,524
Ground Transportation — 1.2%
Canadian Pacific Kansas City Ltd.	967	84,699
Machinery — 4.0%
Fortive Corp.	1,362	80,630
Ingersoll Rand Inc.	1,243	117,016
Otis Worldwide Corp.	926	85,711
Total Machinery		283,357
Trading Companies & Distributors — 0.9%
United Rentals Inc.	79	66,360

Total Industrials		646,623
Information Technology — 30.1%
Semiconductors & Semiconductor Equipment — 15.3%
Advanced Micro Devices Inc.	335	67,070 *
Analog Devices Inc.	110	39,137
ASML Holding NV, Registered Shares	50	72,528
Broadcom Inc.	806	257,557
Lam Research Corp.	320	74,845
NVIDIA Corp.	3,316	587,562
Total Semiconductors & Semiconductor Equipment		1,098,699
Software — 6.6%
Cadence Design Systems Inc.	195	58,773 *
Microsoft Corp.	848	333,043
Roper Technologies Inc.	242	84,635
Total Software		476,451
Technology Hardware, Storage & Peripherals — 8.2%
Apple Inc.	2,247	593,613

Total Information Technology		2,168,763
Materials — 1.6%
Chemicals — 1.6%
Linde PLC	221	112,286

Real Estate — 1.6%
Industrial REITs — 1.0%
Prologis Inc.	489	69,717
Office REITs — 0.6%
BXP Inc.	732	42,148

Total Real Estate		111,865
See Notes to Financial Statements.
Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Putnam Sustainable Leaders ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Utilities — 3.1%
Electric Utilities — 3.1%
Constellation Energy Corp.	309	$101,933
NextEra Energy Inc.	1,265	118,619

Total Utilities		220,552
Total Investments — 96.7% (Cost — $7,073,378)		6,960,772
Other Assets in Excess of Liabilities — 3.3%		234,384
Total Net Assets — 100.0%		$7,195,156

*	Non-income producing security.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
February 28, 2026

Assets:
Investments, at value (Cost — $7,073,378)	$6,960,772
Cash	143,831
Dividends receivable from unaffiliated investments	494,348
Dividends receivable from affiliated investments	20,662
Total Assets	7,619,613
Liabilities:
Investment management fee payable	312,114
Payable for securities purchased	112,343
Total Liabilities	424,457
Total Net Assets	$7,195,156
Net Assets:
Paid-in capital	$(109,525,089)
Total distributable earnings (loss)	116,720,245
Total Net Assets	$7,195,156
Shares Outstanding	200,000
Net Asset Value	$35.98
See Notes to Financial Statements.
Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2026

Investment Income:
Dividends from unaffiliated investments	$3,496,987
Dividends from affiliated investments	269,958
Less: Foreign taxes withheld	(24,934)
Total Investment Income	3,742,011
Expenses:
Investment management fee (Note 2)	2,360,865
Total Expenses	2,360,865
Less: Fee waivers and/or expense reimbursements (Note 2)	(19,478)
Net Expenses	2,341,387
Net Investment Income	1,400,624
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	165,017,935
Foreign currency transactions	(54)
Net Realized Gain	165,017,881
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(134,043,425)
Net Gain on Investments and Foreign Currency Transactions	30,974,456
Increase in Net Assets From Operations	$32,375,080
See Notes to Financial Statements.

Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2026 (unaudited) and the Year Ended August 31, 2025	2026	2025
Operations:
Net investment income	$1,400,624	$3,400,314
Net realized gain	165,017,881	25,320,044
Change in net unrealized appreciation (depreciation)	(134,043,425)	3,899,496
Increase in Net Assets From Operations	32,375,080	32,619,854
Distributions to Shareholders From (Note 1):
Total distributable earnings	(3,190,344)	(2,607,375)
Decrease in Net Assets From Distributions to Shareholders	(3,190,344)	(2,607,375)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (6,200,000 and 13,275,000 shares issued, respectively)	226,626,163	442,569,381
Cost of shares repurchased (27,750,000 and 8,975,000 shares repurchased, respectively)	(1,004,231,537)	(294,485,363)
Increase (Decrease) in Net Assets From Fund Share Transactions	(777,605,374)	148,084,018
Increase (Decrease) in Net Assets	(748,420,638)	178,096,497
Net Assets:
Beginning of period	755,615,794	577,519,297
End of period	$7,195,156	$755,615,794
See Notes to Financial Statements.
Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
	2026[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1,3]
Net asset value, beginning of period	$34.74	$33.10	$25.22	$21.98	$27.44	$25.00
Income (loss) from operations:
Net investment income	0.06	0.17	0.14	0.19	0.13	0.03
Net realized and unrealized gain (loss)	1.32	1.60	7.89	3.18	(5.48)	2.41
Total income (loss) from operations	1.38	1.77	8.03	3.37	(5.35)	2.44
Less distributions from:
Net investment income	(0.14)	(0.13)	(0.15)	(0.13)	(0.11)	—
Total distributions	(0.14)	(0.13)	(0.15)	(0.13)	(0.11)	—
Net asset value, end of period	$35.98	$34.74	$33.10	$25.22	$21.98	$27.44
Total return, based on NAV[4]	3.93%	5.34%	32.02%	15.44%	(19.58)%	9.76%[5]
Net assets, end of period (000s)	$7,195	$755,616	$577,519	$376,402	$6,044	$7,545
Ratios to average net assets:
Gross expenses	0.59%[6]	0.59%	0.59%	0.58%	0.59%	0.16%[5]
Net expenses	0.59 [6,7,8]	0.58 [7,8]	0.59 [7,8]	0.58 [7,8]	0.59	0.16 [5]
Net investment income	0.35 [6]	0.50	0.48	0.81	0.53	0.11 [5]
Portfolio turnover rate[9]	12%	45%	32%	43%	40%	14%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended February 28, 2026 (unaudited).
[3]	For the period May 25, 2021 (inception date) to August 31, 2021.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Not annualized.
[6]	Annualized.
[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Putnam Sustainable Leaders ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks long-term capital appreciation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,
Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,960,772	—	—	$6,960,772

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from
Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital

Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Putnam Investment Management, LLC (“Putnam Management”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Advisers”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.
The Fund pays its investment manager an annual all-inclusive management fee of 0.59% based on the Fund’s average daily net assets computed and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under
Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Putnam Management has retained Advisers as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Putnam Management from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Putnam Management were to engage the services of FTIML, Putnam Management (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the portion of the Fund assets managed by FTIML.
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the six months ended February 28, 2026, fees waived and/or expenses reimbursed amounted to $19,478, all of which was an affiliated money market fund waiver.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended February 28, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$250,025,344
Sales	86,487,521
During the six months ended February 28, 2026, in-kind transactions (Note 5) were as follows:

Contributions	$35,457,672
Redemptions	963,655,599
Realized gain (loss)*	180,983,505

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At February 28, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$16,942,587	$338,354	$(10,320,169)	$(9,981,815)
4. Derivative instruments and hedging activities
During the six months ended February 28, 2026, the Fund did not invest in derivative instruments.
5. Fund share transactions
At February 28, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 25,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized
Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended February 28, 2026. The following transactions were effected in such company for the six months ended February 28, 2026.

	Affiliate Value at August 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$14,269,559	$146,515,543	146,515,543	$160,785,102	160,785,102

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Putnam Government Money Market Fund, Class P Shares	—	$269,958	—	—
7. Deferred capital losses
As of August 31, 2025, the Fund had deferred capital losses of $38,807,998, which have no expiration date, that will be available to offset future taxable capital gains.
8. Plan of liquidation
On March 26, 2026, the Board of the Trust approved a plan to liquidate and dissolve the Fund. The Fund is expected to liquidate on or about June 2, 2026.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment

Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Putnam Sustainable Leaders ETF 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

Putnam Sustainable Leaders ETF

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Putnam
Sustainable Leaders ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Jane Trust
Investment manager
Putnam Investment Management, LLC
Subadvisers
Franklin Advisers, Inc.
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
Putnam Sustainable Leaders ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Putnam Sustainable Leaders ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Putnam Sustainable Leaders ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

39435-SFSOI 4/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	April 27, 2026